Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Income Tax Benefit

The provision for Federal income tax consists of the following for the years 2013 and 2012:

	2013	2012
Federal income tax benefit attributable to:
Current operations	$179,636	$1,830,894
Less: Valuation allowance	$(179,636)	$(1,830,894)

Net provision for Federal income taxes	-0-	-0-

Schedule of Effective Income Taxes Rate

A reconciliation of the federal statutory rate of 34% to the Company’s effective tax rate is as follows:

	2013	2012
Expected expense (benefit) (34%)	$(217,289)	$(1,830,894)
Permanent differences	41,466
Change in valuation allowance	175,823	1 ,830,894
Accrued expense (benefit)	$-0-	$-0-

Schedule of Deferred Income Tax Assets

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows as of December 31, 2013 and 2011:

	2013	2012
Deferred tax asset attributable to:
Net operating loss carryover	$2,549,239	$2,369,603.00
Less: valuation allowance	(2,549,239)	(2,369,603.00)
Net deferred tax asset	$-0-	$-0-